SHARE-BASED COMPENSATION - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Weighted average fair value of the options granted	$ 3,050.00	$ 1,930
Weighted average remaining contractual life for the share options outstanding (in years)	7 years 3 months 10 days	6 years 10 months 17 days
Minimum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 0.00	$ 0.00
Maximum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 8.30	$ 4.17